Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Derivative Financial Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (176)	$ (208)	$ (154)	$ (184)
Total realized and unrealized gains (losses) included in income	(28)	18	(45)	49
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	26	0	26
Movements Sales/Settlements	37	(26)	30	(59)
Transfers into Level 3 of fair value hierarchy, liabilities	(6)	0	(7)	(2)
Transfers Out of Level 3	1	(7)	4	(27)
Fair value ending balance	(172)	(197)	(172)	(197)
Change in Unrealized gain (losses) on instruments still held	1	20	(31)	7
Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(137)	(164)	(126)	(156)
Total realized and unrealized gains (losses) included in income	(18)	(6)	(41)	(30)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	7	1	19	17
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(148)	(169)	(148)	(169)
Change in Unrealized gain (losses) on instruments still held	(10)	5	(23)	(5)
Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	2	(6)	4
Total realized and unrealized gains (losses) included in income	(1)	(1)	1	(4)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	1	0	1	0
Transfers into Level 3 of fair value hierarchy, liabilities	(6)	0	(6)	0
Transfers Out of Level 3	0	0	3	1
Fair value ending balance	(7)	1	(7)	1
Change in Unrealized gain (losses) on instruments still held	(1)	0	(2)	(1)
Derivative Financial Liabilities [Member] | Equity Contracts [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(28)	(51)	(21)	(59)
Total realized and unrealized gains (losses) included in income	5	14	(1)	43
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	26	0	26
Movements Sales/Settlements	(1)	(9)	(1)	(7)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	(1)	(2)
Transfers Out of Level 3	1	(7)	1	(28)
Fair value ending balance	(23)	(27)	(23)	(27)
Change in Unrealized gain (losses) on instruments still held	4	16	(1)	17
Derivative Financial Liabilities [Member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(10)	5	(1)	27
Total realized and unrealized gains (losses) included in income	(14)	11	(4)	40
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	30	(18)	11	(69)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	6	(2)	6	(2)
Change in Unrealized gain (losses) on instruments still held	8	(1)	(5)	(4)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(24)	(22)	(22)	(44)
Total realized and unrealized gains (losses) included in income	(37)	20	1	70
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(79)	(127)	(133)	(187)
Movements Sales/Settlements	66	80	80	112
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(74)	(49)	(74)	(49)
Change in Unrealized gain (losses) on instruments still held	(37)	(21)	0	72
Trading deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1,039)	(486)	(985)	(416)
Total realized and unrealized gains (losses) included in income	34	(17)	10	(29)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(18)	(89)	(74)	(148)
Movements Sales/Settlements	97	4	118	8
Transfers into Level 3 of fair value hierarchy, liabilities	0	(6)	0	(9)
Transfers Out of Level 3	16	2	21	2
Fair value ending balance	(910)	(592)	(910)	(592)
Change in Unrealized gain (losses) on instruments still held	44	(14)	2	(24)
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,079	927	980	845
Total realized and unrealized gains (losses) included in income	49	40	62	83
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	33	79	124	121
Movements Sales/ Settlements	(10)	(45)	(15)	(48)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	(1)	0	(1)	0
Fair value ending balance	1,150	1,001	1,150	1,001
Change in Unrealized gain (losses) on instruments still held	45	21	62	56
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,079	927	980	845
Total realized and unrealized gains (losses) included in income	49	40	62	83
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	33	79	124	121
Movements Sales/ Settlements	(10)	(45)	(15)	(48)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	(1)	0	(1)	0
Fair value ending balance	1,150	1,001	1,150	1,001
Change in Unrealized gain (losses) on instruments still held	45	21	62	56
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,168	3,303	2,404	2,537
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	(3)	(204)	(16)	(219)
Movements purchases/Issuances	122	1,290	131	2,114
Movements Sales/ Settlements	34	(643)	(198)	(686)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,321	3,746	2,321	3,746
Change in Unrealized gain (losses) on instruments still held	(10)	(183)	(11)	(205)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	26	63	27	60
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	(1)	(15)	(4)	(8)
Movements purchases/Issuances	0	21	3	21
Movements Sales/ Settlements	(11)	(8)	(12)	(12)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	14	61	14	61
Change in Unrealized gain (losses) on instruments still held	3	0	0	0
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,142	3,240	2,377	2,477
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	(2)	(189)	(12)	(211)
Movements purchases/Issuances	122	1,269	128	2,093
Movements Sales/ Settlements	45	(635)	(186)	(674)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,307	3,685	2,307	3,685
Change in Unrealized gain (losses) on instruments still held	(13)	(183)	(11)	(205)
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	102	85	142	49
Total realized and unrealized gains (losses) included in income	(2)	(7)	0	2
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	20	48	92	62
Movements Sales/ Settlements	(38)	(49)	(154)	(64)
Transfer Into Level 3	5	0	7	35
Transfers Out of Level 3	(49)	(25)	(49)	(32)
Fair value ending balance	38	52	38	52
Change in Unrealized gain (losses) on instruments still held	(2)	(29)	(2)	(25)
Trading Loans Securities And Other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	61	85	65	49
Total realized and unrealized gains (losses) included in income	(2)	(3)	1	6
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	18	9	90	23
Movements Sales/ Settlements	(4)	(44)	(85)	(59)
Transfer Into Level 3	5	0	7	35
Transfers Out of Level 3	(49)	(25)	(49)	(32)
Fair value ending balance	29	22	29	22
Change in Unrealized gain (losses) on instruments still held	(1)	(27)	(2)	(23)
Trading Loans Securities And Other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	7	0	10	0
Total realized and unrealized gains (losses) included in income	0	(4)	(1)	(4)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	2	39	2	39
Movements Sales/ Settlements	0	(5)	(2)	(5)
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	9	30	9	30
Change in Unrealized gain (losses) on instruments still held	(1)	(2)	0	(2)
Trading Loans Securities And Other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	34	0	67	0
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/ Settlements	(34)	0	(67)	0
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	0	0	0	0
Change in Unrealized gain (losses) on instruments still held	$ 0	$ 0	$ 0	$ 0